Deferred Income Tax Assets (liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Stock-based compensation	$ 3,090	$ 1,520
Allowance for sales return	472	1,024
Inventory reserve	1,939	3,122
Foreign currency translation	7	(126)
Property and equipment	(568)	(628)
Investment tax credits	3,603	3,596
Net operating loss carryforwards	24,636	21,607
Others	7,228	6,563
Valuation allowance	(31,356)	(27,800)
Net deferred tax assets	$ 9,051	$ 8,878